Form N-CSR Cover	6 Months Ended
Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Entity Central Index Key	0000720064
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024